UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22524

Precidian ETFs Trust

(Exact name of registrant as specified in charter)

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Address of principal executive offices) (Zip code)

Mark Criscitello

Precidian Funds LLC

350 Main St., Suite 9

Bedminster, New Jersey 07921

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (908) 781-0560

Date of fiscal year end: March 31

Date of reporting period: March 31, 2012

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

March 31, 2012

Annual
Report

MAXISSM Nikkei 225 Index Fund

Precidian ETFs Trust

1	Management Discussion of Fund Performance
4	Schedule of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights

13	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Expense Example
24	Additional Information
25	Trustees and Officers of Precidian ETFs Trust

Disclaimer:

The Fund is not sponsored, endorsed, sold or promoted by Nikkei Inc., the owner of the Nikkei 225 Stock Average. Nikkei Inc. makes no representation or warranty, express or implied, to the owners of Fund shares (“Shares”) or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Advisor is licensing, and then sub-licensing to the Trust, certain trademarks and trade names of Nikkei Inc. and of the underlying index, which is determined, composed and calculated by Nikkei Inc. without regard to the Fund. Nikkei Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Nikkei 225 Stock Average (the “NSA”, “Nikkei 225 Index” or “Underlying Index”) is copyrighted material calculated in a methodology independently developed and created by Nikkei Inc., and Nikkei Inc. is the sole exclusive owner of the copyright and other intellectual property rights in the NSA itself and the methodology to calculate the NSA. All intellectual properties and any other rights in the marks indicating Nikkei and the NSA belong to Nikkei Inc. The Fund is managed and operated exclusively by the Advisor. Nikkei Inc. assumes no obligation or responsibility for the management, operation and transactions of the Fund. Nikkei Inc. is not obligated to continuously announce the NSA and is not liable for any error, delay, interruption, suspension or cessation of announcement thereof. Nikkei Inc. has the right to change the component stocks included in the NSA, the calculation methodology of the NSA or any other details of the NSA and has the right to suspend or cease the announcement of the NSA without owning any liability to any other third party.

Precidian Funds LLC does not guarantee the accuracy or the completeness of the Underlying Index or any data included therein and Precidian Funds LLC shall have no liability for any errors, omissions or interruptions therein. Precidian Funds LLC makes no warranty, express or implied, to the owners of Shares of the Fund or to any other person or entity, as to the results to be obtained by the Fund from the use of the Underlying Index or any data included therein. Precidian Funds LLC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, with respect to the Underlying Index in no event shall Precidian Funds LLC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Management Discussion of Fund Performance
March 31, 2012

The MAXISSM Nikkei 225 Index Fund (“NKY”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the Japanese market, as measured by the Nikkei 225 Index.

The Nikkei 225 Stock Average is the average price of 225 stocks traded on the first section of the Tokyo Stock Exchange, but it is different from a simple average in that the divisor is adjusted to maintain continuity and reduce the effect of external factors not directly related to the market. One cannot invest directly in an index.

During the reporting period that began with the fund’s inception date of July 8, 2011 and ended, March 31, 2012, the fund’s net asset value total return was (1.55)% in U.S. dollar terms. In the latest quarter ending March 31, 2012, the fund’s net asset value total return was 11.89% in U.S. dollar terms. Over the same time periods, the Nikkei 225 Index returned (1.07)%* and 12.07%* respectively in U.S. Dollar terms and (2.44)%** and (7.33)%** in yen terms respectively.

Volatility in the value of the yen impacted the performance of the fund since its inception on July 8, 2011. Initially, a higher yen proved to be an obstacle for the Japanese economy, as it made Japanese exports less competitive in the global market. With a 2.44%** decline in the yen since the fund’s inception and a 7.33%** decline in the latest quarter ending March 31, 2012, investors in NKY have experienced lower returns in U.S. dollar terms versus their counterparts in Japan. However, a weaker yen has made Japanese exporter’s goods more competitive on the global market, contributing to the positive returns in the latest quarter. The exchange rate between the Japanese yen and U.S. dollar as of March 30, 2012 was 82.03 JPY to $1 U.S. dollar.

As of 3/31/12

Statistics
Number of Holdings	225
Weighted Average Market Cap ($x 1,000,000)	$1,800
Price/Earnings Ratio (P/E)(3)	17.98
Price/Book Ratio (P/B)(4)	1.18
Portfolio Turnover Rate(5)	.22%

Sector Weightings % of Common Stocks(2)
Consumer Discretionary	20.90
Consumer Staples	7.70
Energy	0.60
Financials	6.67
Health Care	8.59
Industrials	24.52
Information Technology	17.85
Materials	7.36
Telecommunication Services	5.30
Utilities	0.51
Other	0.00
TOTAL	100.00%

Top Holdings % of Common Stocks(1)
Fast Retailing CO LTD	7.54
Fanuc LTD	5.87
Kyocera CORP	3.03
Softbank CORP	2.90
Honda Motor CO LTD	2.46
Canon INC	2.28
KDDI CORP	2.14
Shin-Etsu Chemical CO LTD	1.91
Tokyo Electron LTD	1.89
TDK CORP	1.88
TOTAL	31.90%

(1)	Data As of 3/31/12
(2)	Data As of 3/31/12
(3)	Price / Earnings Ratio – Market Value per share / Earnings per share
(4)	Price / Book Ratio – Stock price / Total Assets – Intangible Assets and Liabilities
(5)	Portfolio Turnover Rate – Lesser of cost of purchases or proceeds from sales / average market value of portfolio
*	The Nikkei 225 Index Total Returns have been calculated by adding dividend points, as reported by Bloomberg, back into the index and calculating daily returns. Returns over a period are the accumulation of daily returns.
**	The Yen/USD return numbers are provided by Bloomberg.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Management Discussion of Fund Performance (continued)
March 31, 2012

Frequency Distribution of Premiums and Discounts
For the period July 13, 2011 (Commencement of NYSE Arca trading) through March 31, 2012

Basis Point Differential	Number of Days	Percentage of Total Days
>200 bps above NAV	6	3.3%
150 to 199 bps above NAV	11	6.0%
100 to 149 bps above NAV	13	7.1%
50 to 99 bps above NAV	27	14.8%
1 to 49 bps above NAV	44	24.3%
0 bps	2	1.1%
1 to 49 bps below NAV	33	18.2%
50 to 99 bps below NAV	22	12.1%
100 to 149 bps below NAV	16	8.8%
150 to 199 bps below NAV	7	3.8%
>200 bps below NAV	1	0.5%
	182	100.0%

bps = basis point  –  .01 of 1% or 0.0001

Performance Summary

One cannot invest directly in an index. The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may, when sold or redeemed, be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.precidianfunds.com.

Investing involves risk and can include loss of principal. Additionally, investments in international securities may involve risk of capital loss from unfavorable movements in currency valuation, differences in generally accepted accounting principals, and from geopolitical and risks specific to a particular region or country. Securities focusing on a single country may experience higher volatility.

The Fund is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners, national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

In addition the three largest sector concentrations of the Fund are consumer discretionary, industrials and information technology sectors. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across many different industry sectors.

Shares of MAXISSM Nikkei 225 Index Fund are bought and sold at a price determined in the market (not NAV) and are not individually redeemable with the fund. The market price of the fund is the current price at which shares can be bought or sold on an exchange. Net Asset Value is calculated daily at the market close and is the total value of all securities in the fund and generally expressed on a per share basis. Foreside Fund Services, LLC, distributor.

The views in this letter where those of Precidian Funds, LLC as of March 31, 2012, and may not necessarily reflect the view on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Fund’s present investment methodology and do not constitute investment advice.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Management Discussion of Fund Performance (continued)
March 31, 2012

*	The line graph and average annual total return chart represents historical performance of a hypothetical investment of $10,000 from July 8, 2011 (Commencement of Operations) to March 31, 2012 assuming the reinvestment of distributions.

Average Annual Total Return
NKY – NAV return	(1.55)%
NKY – Market Price	(0.97)%
Nikkei 225 Index	(1.07)%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) is 0.53% and the net operating expense ratio is 0.50% (actual expenses are referenced in the Financial Highlights section later in this report). The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent performance, please visit www.precidianfunds.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments
March 31, 2012

	Shares	Value
Common Stocks – 98.8%
Air Freight & Logistics – 0.5%
Yamato Holdings Co., Ltd.	64,800	$1,001,319
Airlines – 0.1%
All Nippon Airways Co., Ltd.	81,000	244,654
Auto Components – 2.1%
Bridgestone Corp.	64,800	1,570,482
Denso Corp.	64,800	2,164,697
Yokohama Rubber Co., Ltd./The	54,000	388,837
		4,124,016
Automobiles – 5.6%
Fuji Heavy Industries Ltd.	54,000	433,853
Honda Motor Co., Ltd.	126,900	4,821,801
Isuzu Motors Ltd.	81,000	474,629
Mazda Motor Corp.*	81,000	141,899
Mitsubishi Motors Corp.*	81,000	91,990
Nissan Motor Co., Ltd.	64,800	689,728
Suzuki Motor Corp.	64,800	1,547,778
Toyota Motor Corp.	64,800	2,794,926
		10,996,604
Beverages – 1.4%
Asahi Group Holdings Ltd.	64,800	1,435,042
Kirin Holdings Co., Ltd.	54,000	698,731
Sapporo Holdings Ltd.	54,000	199,638
Takara Holdings, Inc.	54,000	367,307
		2,700,718
Building Products – 1.5%
Asahi Glass Co., Ltd.	54,000	457,992
Daikin Industries Ltd.	64,800	1,763,857
Nippon Sheet Glass Co., Ltd.(a)	81,000	124,284
Nitto Boseki Co., Ltd.	81,000	317,071
TOTO Ltd.	54,000	406,452
		3,069,656
Capital Markets – 0.5%
Daiwa Securities Group, Inc.	54,000	213,338
Matsui Securities Co., Ltd.(a)	64,800	417,282
Nomura Holdings, Inc.	64,800	286,538
		917,158
Chemicals – 4.5%
Asahi Kasei Corp.	54,000	333,382
Denki Kagaku Kogyo KK	81,000	323,922
Kuraray Co., Ltd.	64,800	916,767
Mitsubishi Chemical Holdings Corp.	40,500	216,274
Mitsui Chemicals, Inc.	81,000	245,632
Nippon Kayaku Co., Ltd.	54,000	553,244
Nippon Soda Co., Ltd.	54,000	247,264

	Shares	Value
Common Stocks (continued)
Nissan Chemical Industries Ltd.	64,800	$608,307
Shin-Etsu Chemical Co., Ltd.	64,800	3,742,225
Showa Denko KK	81,000	183,980
Sumitomo Chemical Co., Ltd.	54,000	229,648
Teijin Ltd.	81,000	272,055
Tokai Carbon Co., Ltd.	54,000	287,713
Toray Industries, Inc.	54,000	400,580
Tosoh Corp.	81,000	225,082
Ube Industries Ltd.	81,000	220,188
		9,006,263
Commercial Banks – 1.3%
Aozora Bank Ltd.	54,000	155,926
Bank of Yokohama Ltd./The	54,000	270,098
Chiba Bank Ltd./The	54,000	344,473
Fukuoka Financial Group, Inc.	54,000	239,435
Mitsubishi UFJ Financial Group, Inc.	64,800	322,552
Mizuho Financial Group, Inc.	64,800	105,690
Resona Holdings, Inc.	8,100	37,285
Shinsei Bank Ltd.	81,000	105,690
Shizuoka Bank Ltd./The	54,000	555,854
Sumitomo Mitsui Financial Group, Inc.	8,100	266,477
Sumitomo Mitsui Trust Holdings, Inc.	81,000	258,354
		2,661,834
Commercial Services & Supplies – 2.1%
Dai Nippon Printing Co., Ltd.	54,000	551,939
Secom Co., Ltd.	64,800	3,170,714
Toppan Printing Co., Ltd.(a)	54,000	421,457
		4,144,110
Computers & Peripherals – 0.4%
Fujitsu Ltd.	54,000	284,451
NEC Corp.*	81,000	169,300
Toshiba Corp.	81,000	356,216
		809,967
Construction & Engineering – 2.5%
Chiyoda Corp.(a)	54,000	685,683
COMSYS Holdings Corp.(a)	64,800	701,472
JGC Corp.(a)	81,000	2,510,149
Kajima Corp.	81,000	246,611
Obayashi Corp.	54,000	235,520
Shimizu Corp.	81,000	324,900
Taisei Corp.	81,000	211,381
		4,915,716
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	81,000	235,847
Taiheiyo Cement Corp.	81,000	180,065
		415,912

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2012

	Shares	Value
Common Stocks (continued)
Consumer Finance – 0.7%
Credit Saison Co., Ltd.	64,800	$1,311,345
Containers & Packaging – 0.5%
Toyo Seikan Kaisha Ltd.	64,800	929,293
Diversified Telecommunication Services – 0.2%
Nippon Telegraph & Telephone Corp.	8,100	367,470
Electric Utilities – 0.1%
Chubu Electric Power Co., Inc.	8,100	146,205
Kansai Electric Power Co., Inc./The	8,100	125,459
Tokyo Electric Power Co., Inc./The*	8,100	20,355
		292,019
Electrical Equipment – 1.1%
Fuji Electric Co., Ltd.	81,000	213,338
Fujikura Ltd.	54,000	180,065
Furukawa Electric Co., Ltd.	54,000	143,530
GS Yuasa Corp.(a)	54,000	296,194
Mitsubishi Electric Corp.	54,000	477,565
Sumitomo Electric Industries Ltd.	64,800	887,017
		2,197,709
Electronic Equipment, Instruments & Components – 8.1%
Alps Electric Co., Ltd.	64,800	569,946
Citizen Holdings Co., Ltd.	64,800	410,235
FUJIFILM Holdings Corp.	64,800	1,519,594
Hitachi Ltd.	81,000	519,645
Kyocera Corp.(a)	64,800	5,934,324
Mitsumi Electric Co., Ltd.*	64,800	558,202
Nippon Electric Glass Co., Ltd.	108,000	938,166
Oki Electric Industry Co., Ltd.*	81,000	122,327
Taiyo Yuden Co., Ltd.(a)	62,100	661,740
TDK Corp.(a)	64,800	3,671,765
Yaskawa Electric Corp.(a)	54,000	507,575
Yokogawa Electric Corp.	64,800	655,281
		16,068,800
Food & Staples Retailing – 1.8%
Aeon Co., Ltd.	64,800	851,787
Seven & I Holdings Co., Ltd.	64,800	1,924,349
UNY Co., Ltd.	64,800	701,472
		3,477,608
Food Products – 2.1%
Ajinomoto Co., Inc.	54,000	677,202
Kikkoman Corp.	54,000	624,357
Maruha Nichiro Holdings, Inc.	81,000	141,899
MEIJI Holdings Co., Ltd.	8,100	353,769
Nichirei Corp.	81,000	379,703
Nippon Meat Packers, Inc.	81,000	1,028,525

	Shares	Value
Common Stocks (continued)
Nippon Suisan Kaisha Ltd.	64,800	$220,776
Nisshin Seifun Group, Inc.	67,500	816,328
		4,242,559
Gas Utilities – 0.4%
Osaka Gas Co., Ltd.	81,000	324,900
Tokyo Gas Co., Ltd.	81,000	381,660
		706,560
Health Care Equipment & Supplies – 2.1%
Olympus Corp.*	64,800	1,060,036
Terumo Corp.(a)	64,800	3,096,339
		4,156,375
Hotels, Restaurants & Leisure – 0.1%
Tokyo Dome Corp.*	81,000	278,905
Household Durables – 1.8%
Casio Computer Co., Ltd.*(a)	64,800	462,689
Panasonic Corp.	64,800	595,781
Pioneer Corp.*	64,800	331,163
Sekisui House Ltd.	54,000	529,105
Sharp Corp.(a)	54,000	394,056
Sony Corp.	64,800	1,334,049
		3,646,843
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	54,000	510,837
Insurance – 1.2%
Dai-ichi Life Insurance Co., Ltd./The	81	111,856
MS&AD Insurance Group Holdings	18,900	387,956
NKSJ Holdings, Inc.	13,500	301,740
Sony Financial Holdings, Inc.	27,000	479,521
T&D Holdings, Inc.	13,500	156,415
Tokio Marine Holdings, Inc.	32,400	888,974
		2,326,462
Internet Software & Services – 0.0%†
Yahoo Japan Corp.	270	87,358
IT Services – 1.2%
NTT Data Corp.	648	2,277,434
Leisure Equipment & Products – 1.3%
Nikon Corp.	64,800	1,966,625
Yamaha Corp.	64,800	671,722
		2,638,347
Machinery – 10.8%
Amada Co., Ltd.	54,000	364,045
Ebara Corp.	54,000	193,766
FANUC Corp.	64,800	11,492,860

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2012

	Shares	Value
Common Stocks (continued)
Furukawa Co., Ltd.*	81,000	$78,289
Hino Motors Ltd.	54,000	390,141
Hitachi Construction Machinery Co., Ltd.(a)	64,800	1,433,476
Hitachi Zosen Corp.	67,500	88,075
IHI Corp.	81,000	204,531
Japan Steel Works Ltd./The(a)	81,000	554,875
JTEKT Corp.	64,800	775,846
Kawasaki Heavy Industries Ltd.	81,000	247,590
Komatsu Ltd.	64,800	1,846,843
Kubota Corp.	54,000	518,666
Meidensha Corp.	54,000	196,375
Minebea Co., Ltd.	54,000	235,520
Mitsubishi Heavy Industries Ltd.	81,000	392,425
Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	140,921
NGK Insulators Ltd.	54,000	770,496
NSK Ltd.	54,000	415,585
NTN Corp.	54,000	228,344
OKUMA Corp.	54,000	446,249
Sumitomo Heavy Industries Ltd.	54,000	300,109
		21,315,027
Marine – 0.3%
Kawasaki Kisen Kaisha Ltd.*	54,000	118,738
Mitsui OSK Lines Ltd.	54,000	234,868
Nippon Yusen KK(a)	81,000	254,440
		608,046
Media – 1.1%
Dentsu, Inc.(a)	64,800	2,063,704
SKY Perfect JSAT Holdings, Inc.	54	23,780
Toho Co., Ltd.	8,100	148,652
		2,236,136
Metals & Mining – 1.6%
Dowa Holdings Co., Ltd.	54,000	358,826
JFE Holdings, Inc.	8,100	173,998
Kobe Steel Ltd.	81,000	131,134
Mitsubishi Materials Corp.	81,000	256,397
Mitsui Mining & Smelting Co., Ltd.	81,000	228,017
Nippon Light Metal Co., Ltd.	81,000	129,177
Nippon Steel Corp.	81,000	222,146
Nisshin Steel Co., Ltd.	81,000	136,028
Pacific Metals Co., Ltd.	54,000	296,194
Sumitomo Metal Industries Ltd.	81,000	163,429
Sumitomo Metal Mining Co., Ltd.	54,000	758,753
Toho Zinc Co., Ltd.	54,000	243,349
		3,097,448

	Shares	Value
Common Stocks (continued)
Multiline Retail – 1.0%
Isetan Mitsukoshi Holdings Ltd.(a)	64,800	$760,971
J Front Retailing Co., Ltd.	54,000	301,414
Marui Group Co., Ltd.(a)	64,800	540,196
Takashimaya Co., Ltd.	54,000	448,206
		2,050,787
Office Electronics – 2.8%
Canon, Inc.	94,500	4,464,118
Konica Minolta Holdings, Inc.	67,500	589,616
Ricoh Co., Ltd.(a)	54,000	525,190
		5,578,924
Oil, Gas & Consumable Fuels – 0.6%
Inpex Corp.	54	364,697
JX Holdings, Inc.	64,800	401,624
Showa Shell Sekiyu KK	64,800	413,367
		1,179,688
Paper & Forest Products – 0.5%
Hokuetsu Kishu Paper Co., Ltd.	67,500	449,348
Mitsubishi Paper Mills Ltd.*	81,000	80,247
Nippon Paper Group, Inc.	8,100	168,615
OJI Paper Co., Ltd.	54,000	260,964
		959,174
Personal Products – 1.4%
Kao Corp.	64,800	1,700,442
Shiseido Co., Ltd.	64,800	1,117,970
		2,818,412
Pharmaceuticals – 6.4%
Astellas Pharma, Inc.(a)	64,800	2,661,834
Chugai Pharmaceutical Co., Ltd.	64,800	1,194,694
Daiichi Sankyo Co., Ltd.(a)	64,800	1,180,602
Dainippon Sumitomo Pharma Co., Ltd.	64,800	686,596
Eisai Co., Ltd.(a)	64,800	2,575,716
Kyowa Hakko Kirin Co., Ltd.	54,000	600,217
Shionogi & Co., Ltd.(a)	64,800	895,629
Takeda Pharmaceutical Co., Ltd.	64,800	2,853,643
		12,648,931
Real Estate Management & Development – 3.0%
Daiwa House Industry Co., Ltd.	54,000	713,737
Heiwa Real Estate Co., Ltd.	67,500	183,490
Mitsubishi Estate Co., Ltd.	54,000	962,958
Mitsui Fudosan Co., Ltd.	81,000	1,549,148
Sumitomo Realty & Development Co., Ltd.	81,000	1,952,338
Tokyo Tatemono Co., Ltd.*	54,000	218,558
Tokyu Land Corp.	54,000	264,226
		5,844,455

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2012

	Shares	Value
Common Stocks (continued)
Road & Rail – 1.7%
Central Japan Railway Co.	54	$444,944
East Japan Railway Co.	5,400	339,906
Keio Corp.(a)	54,000	386,879
Keisei Electric Railway Co., Ltd.	54,000	417,542
Nippon Express Co., Ltd.	81,000	316,093
Odakyu Electric Railway Co., Ltd.(a)	54,000	510,185
Tobu Railway Co., Ltd.	54,000	286,408
Tokyu Corp.	81,000	384,596
West Japan Railway Co.	8,100	325,390
		3,411,943
Semiconductors & Semiconductor Equipment – 3.2%
Advantest Corp.(a)	126,900	1,999,246
Dainippon Screen Manufacturing Co., Ltd.(a)	54,000	486,046
Sumco Corp.*	8,100	98,547
Tokyo Electron Ltd.	64,800	3,706,995
		6,290,834
Software – 1.9%
Konami Corp.	64,800	1,836,666
Trend Micro, Inc.	64,800	1,990,895
		3,827,561
Specialty Retail – 7.5%
Fast Retailing Co., Ltd.	64,800	14,765,350
Textiles, Apparel & Luxury Goods – 0.1%
Toyobo Co., Ltd.	81,000	115,477
Unitika Ltd.*	81,000	50,888
		166,365
Tobacco – 0.9%
Japan Tobacco, Inc.	324	1,824,139
Trading Companies & Distributors – 3.0%
ITOCHU Corp.	64,800	706,952
Marubeni Corp.	54,000	389,489
Mitsubishi Corp.	64,800	1,503,153
Mitsui & Co., Ltd.	64,800	1,062,385
Sojitz Corp.	5,400	9,656
Sumitomo Corp.(a)	64,800	936,339
Toyota Tsusho Corp.	64,800	1,319,174
		5,927,148
Transportation Infrastructure – 0.3%
Mitsubishi Logistics Corp.	54,000	637,405

	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services – 5.0%
KDDI Corp.	648	$4,196,303
NTT DoCoMo, Inc.	81	134,462
Softbank Corp.	191,700	5,667,390
		9,998,155
Total Common Stocks (Cost $194,349,680)		195,709,779

	Principal Amount
Repurchase Agreement – 8.2%
HSBC Securities, Inc., 0.06%, dated 03/30/12, due 04/02/12, repurchased price $16,237,901, collateralized by U.S. Treasury Securities, ranging from 0.50% – 2.13%, maturing 11/30/12 – 06/30/16; total market value $16,562,785(b)	$16,237,820	16,237,820
Total Repurchase Agreement (Cost $16,237,820)		16,237,820
Total Investment Securities (Cost $210,587,500) – 107.0%		211,947,599
Liabilities in excess of other assets – (7.0%)		(13,816,441)
Net Assets – 100.0%		$198,131,158
*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	All or portion of this security was on loan at March 31, 2012. The total value of securities on loan was $25,885,067, which was collateralized by a repurchase agreement with a value of $16,237,820 and $11,191,953 of collateral in the form of securities such as U.S. Treasury Notes and obligations of other foreign countries.
(b)	The security was purchased with cash collateral held from securities on loan at March 31, 2012. The total value of securities purchased was $16,237,820.

As of March 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the approximate aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,343,427
Aggregate gross unrealized depreciation	(9,080,253)
Net unrealized appreciation	$1,263,174
Federal income tax cost of investments	$210,684,425

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
MAXISSM Nikkei 225 Index Fund
Schedule of Investments (continued)
March 31, 2012

Futures Contracts Purchased

MAXISSM Nikkei 225 Index Fund had the following open long futures contracts as of March 31, 2012:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
SGX Mini Nikkei 225 Futures Contracts	37	06/07/2012	$2,255,225	$13,097
Yen Denominated Nikkei 225 Futures Contracts	4	06/07/2012	245,620	10,204
				$23,301

Cash collateral in the amount of $416,505 was pledged to cover margin requirements for open futures contracts as of March 31, 2012.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Assets and Liabilities
March 31, 2012

MAXISSM Nikkei 225 Index Fund
ASSETS:
Securities, at value (includes $25,885,067 of securities on loan) (Cost $194,349,680)	$195,709,779
Repurchase Agreement, at value (Cost $16,237,820)	16,237,820
Total Investment Securities (Total Cost $210,587,500)	211,947,599
Cash	18,997
Foreign cash (Cost $318,906)	294,525
Due from broker (including variation margin) (Note 2)	416,505
Dividends receivable	1,753,889
Security lending income receivable	5,007
Unrealized Appreciation on futures contracts	23,301
Total Assets	214,459,823
LIABILITIES:
Collateral held for loaned securities (Note 2)	16,237,820
Accrued management fees	78,345
Accrued trustee fees	12,500
Total Liabilities	16,328,665
Net Assets	$198,131,158
NET ASSETS CONSIST OF:
Paid-in capital	$195,512,529
Undistributed net investment income	1,512,726
Undistributed net realized gain (loss) from investments, futures, and foreign currency transactions	(250,505)
Net unrealized appreciation (depreciation) on:
Investments	1,360,099
Futures contracts	23,301
Foreign currency and foreign currency translations	(26,992)
Net Assets	$198,131,158
Shares Outstanding (unlimited shares authorized, no par value)	13,506,666
Net Asset Value	$14.67

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Operations
For the period from July 8, 2011* through March 31, 2012

MAXISSM Nikkei 225 Index Fund
INVESTMENT INCOME FROM:
Dividends	$3,332,203
Securities lending (Note 2)	14,054
Foreign withholding tax on dividends	(231,095)
Total Investment Income	3,115,162
EXPENSES:
Management fees (Note 4)	543,101
Trustee fees	36,475
Total gross expenses before fees reimbursed	579,576
LESS:
Trustee fees reimbursed (Note 4)	(36,475)
Total Net Expenses	543,101
Net Investment Income	2,572,061
NET REALIZED GAIN (LOSS) ON:
Investments	(41,524)
In-kind transactions (Note 7)	630,901
Futures contracts	(206,458)
Foreign currency and foreign currency translations	20,031
Net Realized Gain (Loss)	402,950
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	1,360,099
Futures contracts	23,301
Foreign currency and foreign currency translations	(26,992)
Net Change in Unrealized Appreciation (Depreciation)	1,356,408
Net Realized and Unrealized Gain (Loss)	1,759,358
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,331,419
*	Commencement of investment operations

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Statement of Changes in Net Assets
For the period from July 8, 2011* through March 31, 2012

MAXISSM Nikkei 225 Index Fund
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$2,572,061
Net realized gain (loss)	402,950
Net change in unrealized appreciation (depreciation)	1,356,408
Net Increase (Decrease) in Net Assets Resulting from Operations	4,331,419
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,081,889)
Total Distributions	(1,081,889)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	214,955,258
Cost of shares redeemed	(20,173,630)
Net Increase in Net Assets Resulting from Capital Transactions	194,781,628
Total Increase in Net Assets	198,031,158
NET ASSETS:
Beginning of Period	100,000
End of Period	$198,131,158
Undistributed net investment income included in end of period net assets	$1,512,726
SHARE TRANSACTIONS:
Beginning of period	6,666 (a)
Issued in-kind (Note 7)	15,000,000
Redeemed in-kind (Note 7)	(1,500,000)
Shares Outstanding, End of Period	13,506,666
*	Commencement of investment operations
(a)	Represents initial seed capital made on May 12, 2011.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Financial Highlights

	MAXISSM Nikkei 225 Index Fund
	July 8, 2011* through March 31, 2012
PER SHARE OPERATING PERFORMANCE (for a share outstanding throughout the period):
Net asset value, beginning of period	$15.00
Investment Operations:
Net investment income	0.24	(a)
Net realized and unrealized gain (loss) on investments	(0.48	)(h)
Total investment operations	(0.24)
Distributions:
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$14.67
Total Return:
Net asset value(c)	(1.55	)%(b)
Market value(d)	(0.97	)%(b)
Ratios and Supplemental Data:
Ratio of expenses to average net assets (Note 4)	0.53	%(e)
Ratio of expenses to average net assets, net of reimbursement (Note 4)	0.50	%(e)
Ratio of net investment income to average net assets	2.37	%(e)
Net assets, end of period (in thousands)	$198,131
Portfolio turnover rate(f)	—	%(b)(g)
*	Commencement of investment operations.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the official midpoint bid/ask from the NYSE Euronext Exchange. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(e)	Annualized for periods less than one year.
(f)	In-kind transactions are not included in portfolio turnover calculations.
(g)	Less than 0.5%.
(h)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of the financial statements.

Precidian ETFs Trust
Notes to Financial Statements
March 31, 2012

1.   Organization

Precidian ETFs Trust (the “Trust”) was organized as a Delaware statutory trust on August 27, 2010 as NEXT ETFs Trust and is authorized to have multiple segregated series or portfolios. The name of the Trust was changed on May 16, 2011 to Precidian ETFs Trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of one diversified investment portfolio, the MAXISSM Nikkei 225 Index Fund (the “Fund”). The Fund is managed by Precidian Funds LLC (“Advisor”). Northern Trust Investments, Inc. (“NTI”) acts as sub-advisor (“Sub-Advisor”) to the Fund.

The Fund had no operations from May 12, 2011 (initial seeding date) until July 8, 2011 (commencement of operations) other than matters relating to its organization and sale and issuance of 6,666 shares of beneficial interest in the Fund to the Fund’s Advisor at the net asset value of $15.00 per share.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the Nikkei 225 Index (“Underlying Index”) created by Nikkei Inc. (the “Index Provider”). The Underlying Index measures the performance of 225 highly liquid stocks traded on the large cap or “first” section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share.

There can be no assurance that the Fund’s objective will be achieved.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The value of the Fund’s portfolio securities is based on such securities’ closing price on local markets when available. If a portfolio security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the portfolio security will be valued by another method that the Advisor believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees (the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s portfolio security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. In addition, the Fund may fair value foreign equity portfolio securities each day the Fund calculates its net asset value. Accordingly, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Fund’s Underlying Index. This may adversely affect the Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares. Open-end investment companies are valued at their net asset value.

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2012, for the Fund based upon the three levels defined above:

	Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs	Total
	Common Stocks	Futures Contracts	Repurchase Agreement	Investment Securities	Futures Contracts
MAXISSM Nikkei 225 Index Fund	$195,709,779	$23,301	$16,237,820	$211,947,599	$23,301

For the period ended March 31, 2012, there were no Level 3 portfolio investments for which significant unobservable inputs were used to determine fair value. Please refer to the Schedule of Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1 and Level 2 for the period ending March 31, 2012.

Foreign Currency Transactions

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other that U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities and income are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains and losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting in changes in exchange rates.

Securities Lending

The Fund may lend portfolio securities constituting up to 33 1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower, at all times, maintains the Fund’s cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income (to be retained by the Fund) from a borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the Fund or the borrower. The Fund may invest any cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker which is netted against securities lending income on the statement of operations. The Fund does not have the right to vote securities on loan, but could terminate the loan and regain the right to vote if that were considered important for the Fund with respect to the investment.

Repurchase Agreements

The Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans, by the purchaser, to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Fund may use futures contracts, and options on futures contracts based on other indexes or combinations of indexes that the Advisor or Sub-Advisor believes to be representative of the Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts), by their terms, call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income on its margin deposits.

The Fund used futures contracts to simulate full investment in the Underlying Index. To the extent liquid futures contracts are not available for the Underlying Index, the Advisor or Sub-Advisor may seek to utilize other instruments that it believes to be correlated to the Underlying Index components or a subset of the components. The Fund had average outstanding futures contracts of $1,544,821 for the period ended March 31, 2012.

Fair Value of Derivative Instruments as of March 31, 2012
Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of Assets and Liabilities Location	Fund	Unrealized Appreciation	Statement of Assets and Liabilities Location	Fund	Unrealized Depreciation
Equity Index Futures Contracts	Unrealized Appreciation on futures contracts	MAXISSM Nikkei 225 Index Fund	$23,301	Unrealized Depreciation on futures contracts	MAXISSM Nikkei 225 Index Fund	$—

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended March 31, 2012
Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Change in net unrealized appreciation (depreciation) on Futures contracts	MAXISSM Nikkei 225 Index Fund	$(206,458)	$23,301

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company. As of March 31, 2012, management of the Fund has reviewed the open tax period and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if any adjustments to conclusions

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

are necessary based on factors including but not limited to further implementation of guidance expected from the Financial Accounting Standards Board and ongoing analysis of tax law, regulation, and interpretations thereof.

The tax character of distributions paid for the tax year ended March 31, 2012 was as follows:

	Distributions paid from
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total Distributions
MAXISSM Nikkei 225 Index Fund	$1,081,889	$—	$1,081,889

At March 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation
MAXISSM Nikkei 225 Index Fund	$1,609,177	$—	$(239,827)	$1,263,174

Permanent differences, primarily due to gain (loss) on in-kind redemptions, currency gain (loss) and passive foreign investment company adjustments resulted in the following reclassifications, as of March 31, 2012 among the Fund’s components of net assets:

Fund	Accumulated undistributed net investment income	Accumulated net realized gain (loss) on investments	Paid in capital
MAXISSM Nikkei 225 Index Fund	$22,554	$(653,455)	$630,901

The above reclassification entry had no impact on the Fund’s net assets.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended March 31, 2012, the Fund had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
MAXISSM Nikkei 225 Index Fund	$239,827	$—	$239,827

Distribution of Income and Gains

Net investment income and net capital gains are typically distributed to shareholders at least annually.

Due from Broker

Transactions and positions in futures are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due from broker balances in the Statement of Assets and Liabilities represents cash, foreign currency and any initial and/or variation margin applicable to open futures contracts. In certain circumstances the Fund’s use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

3.  Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4.  Fees and Other Transactions with Affiliates

The Advisor serves as advisor to the Fund pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor or, if it has delegated such authority, the Sub-Advisor determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Fund.

As compensation for its services and its assumption of certain expenses, the Fund pays the Advisor a management fee equal to 0.50% of the Fund’s average daily net assets that accrues daily and is paid monthly. The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce its management fees and to reimburse other expenses to the extent total annual fund operating expenses, as a percentage of average daily net assets, exceed 0.50% for the Fund. This expense limitation was approved on a retroactive basis to the commencement of operations, July 8, 2011, through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Under the Advisory Agreement, the Advisor has agreed to pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) interest and tax expenses; (iii) dividend or distribution expenses; (iv) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (v) compensation and expenses of each Independent Trustee; (vi) compensation and expenses of counsel to the Independent Trustees; (vii) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) extraordinary expenses, as determined under generally accepted accounting principles; and (ix) the advisory fee payable to the Advisor.

Authorized Participants are charged a standard creation and redemption transaction fee payable to the Fund to offset transfer and other transaction costs associated with the issuance and redemption of creation units (“Creation Units”). The standard creation and redemption transaction fee is $4,000. Presently $3,500 of this fee is being paid to the Advisor to reimburse it for the transaction fees being paid by the Advisor currently under the expense structure described above.

The Board adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. The Trust’s Board has resolved not to authorize the payment of Rule 12b-1 fees prior to June 30, 2012. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time they will increase the cost of your investment and may cost you more than certain other types of sales charges.

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Each independent trustee receives an annual retainer of $25,000.

5.  Issuance and Redemption of Fund Shares

The Fund issues and redeems shares only in bundles of a specified number of shares. These bundles are known as creation units (“Creation Units”). For the Fund, a Creation Unit is comprised of 500,000 shares. The number of shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation of the Fund. The Fund may not issue fractional Creation Units.

To purchase or redeem a Creation Unit, you must be an authorized participant (“Authorized Participant”) or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units.

Shares are listed on the NYSE Arca and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer.

When you buy or sell shares in the secondary market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of shares you must buy in the secondary market. In addition, because transactions in the secondary market occur at market prices, you may pay more than net asset value when you buy shares and receive less than net asset value when you sell those shares.

6.  Investment Transactions

For the period ended March 31, 2012, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
MAXISSM Nikkei 225 Index Fund	$2,570,347	$347,450

7.  In-Kind Transactions

During the period presented in this report, the Fund delivered securities of the Fund in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

For the period ended March 31, 2012, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains
MAXISSM Nikkei 225 Index Fund	$19,849,027	$630,901

During the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended March 31, 2012, the fair value of the securities received for subscriptions were as follows:

Fund	Fair value
MAXISSM Nikkei 225 Index Fund	$211,386,432

8.  Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading “Additional Description of the Principal Risk Factors of the Fund.”

Index Risk.  The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Market Risk.  The prices of the securities in the Fund are subject to the risks associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks Related to Investing in Japan.  The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the U.S. and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk.  The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk.  Because the Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the Japanese Yen depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases.

9.  Guarantees and Indemnifications

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Advisor

Precidian ETFs Trust
Notes to Financial Statements (continued)
March 31, 2012

views that the risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

10.  Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

Precidian ETFs Trust
Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Precidian ETFs Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of MAXISSM Nikkei 225 Index Fund, the sole portfolio comprising Precidian ETFs Trust (the “Fund”) at March 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period July 8, 2011 (commencement of investment operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 16, 2012

Precidian ETFs Trust
Expense Example (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, March 31, 2012.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, March 31, 2012.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

MAXISSM Nikkei 225 Index Fund	Annualized Expense Ratio During Period	Beginning Account Value 10/1/11	Ending Account Value 03/31/12	Expenses Paid During the Period
Actual	0.49%	$1,000.00	$1,089.10	$2.56
Hypothetical	0.49%	$1,000.00	$1,022.55	$2.48*
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

Precidian ETFs Trust
Additional Information (Unaudited)

Federal Tax Information:

Pursuant to Section 854 of the Internal Revenue Code, 100% of the distributions paid during the period ended March 31, 2012 have been designated as qualified dividend income.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of March 31, 2012, the foreign tax credit for the Fund was $110,301.

The Fund has derived net income from sources within foreign countries. As of March 31, 2012, the foreign source income for the Fund was $1,587,055.

Receive investor materials electronically:

The Fund’s annual and semiannual reports (when available) and the SAI are available free of charge upon request by calling Precidian Funds LLC at 1-855-621-0930. You can also access and download the annual and semiannual reports at the Fund’s website: http://www.precidianfunds.com.

Quarterly Portfolio Holdings Information:

The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Precidian ETFs Trust Form N-Q will be available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information:

A description of Precidian ETFs Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how Precidian ETFs Trust voted any proxies related to portfolio securities is attached to the Fund’s Statement of Additional Information, which is available, without charge by visiting the Fund’s Website at www.precidianfunds.com or the SEC’s Website at www.sec.gov or by calling 1-855-621-0930.

Precidian ETFs Trust
Trustees and Officers of Precidian ETFs Trust (Unaudited)

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John V. Sinon, 1964	Trustee	Since May 2011	President, The Sinon Group LLC (2001 to present) (recruiting firm).	1	None
Geoffrey G. Clark, 1972	Trustee	Since May 2011	Managing Director, C.V. Starr & Co. (2007 to present) (a privately held company with a portfolio of global investments and operations in the insurance industry); Managing Member, Whistler Capital Group LLC (2004 to 2007); Partner and Managing Director, Goldman, Sachs & Co. (1994 to 2004).	1	None
Interested Trustee(3)
Mark S. Criscitello, 1961	Chairman & Trustee Chief Operating Officer Treasurer & Principal Financial Officer	Since August 2010 Since May 2011 From January 2011 to May 2011	Chief Financial Officer, Precidian Funds LLC (2011 to present); Chief Financial Officer, Precidian Investments LLC (2007 to present); Chief Operating Officer and Chief Financial Officer, Clearance and Execution Division, Bear Hunter (1999 to 2007).	1	None

Name and Year of Birth(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Other Officers
Daniel J. McCabe, 1963	President and Principal Executive Officer	Since January 2011	Chief Executive Officer, Precidian Funds LLC (2011 to present);
Chief Executive Officer, Precidian Investments LLC (2007 to present);
Chief Executive Officer, Bear Hunter Structured Products LLC (1997 to 2006).
J. Stuart Thomas, 1966	Secretary	Since January 2011	Secretary, Precidian Funds LLC (2011 to present); Principal, Precidian Investments LLC (2005 to present).
Brent Arvidson, 1969	Treasurer, Chief Financial Officer and Principal Financial Officer	Since May 2011	Director, Foreside Management Services LLC (2010 to present); Head of Fund Reporting, Assistant Treasurer, Fund Administration, Grantham, Mayo Van Otterloo & Co. LLC (1997 to 2009).(4)
Donna M. Rogers, 1966	Chief Compliance Officer	Since May 2011	Managing Director, Foreside Compliance Services, LLC (December 2010 to present); Senior Vice President, State Street Bank (formerly Investors Bank & Trust Company) (September 2004 to December 2010).(4)
(1)	The address of each Trustee or officer is c/o Precidian Funds LLC, 350 Main St., Suite 9, Bedminster, New Jersey 07921.
(2)	Trustees and Officers serve until their successors are duly elected and qualified.
(3)	Mark Criscitello is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
(4)	Brent Arvidson and Donna Rogers serve as officers to other unaffiliated mutual funds for which the Distributor (or its affiliates) act as Distributor or provider of other services.

Precidian ETFs Trust
350 Main Street, Suite 9
Bedminster, NJ 07921
855.621.0930
www.precidianfunds.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

PrecidianSM is a service mark of Precidian Funds LLC. Nikkei® is a registered trademark of Nikkei Inc. Nikkei Stock AverageSM and the Nikkei 225SM are service marks of Nikkei Inc. MAXISSM is a registered service mark of Mitsubishi UFJ Asset Management Co., Ltd.

Item 2. Code Of Ethics.

As of the end of the period, March 31, 2012, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board has not designated an audit committee financial expert at this time because it believes that background and experience of both Audit Committee Members presently obviates the need for such designation.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Precidian ETFs Trust by PricewaterhouseCoopers LLP (“PwC”) for the year ended March 31, 2012 was:

2012
Audit Fees (a)	$62,500
Audit Related Fees (b)	0
Tax Fees (c)	$11,000
All Other Fees (d)	0
Total:	$73,500

(a)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with March 31, 2012 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: [ N/A].

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2012: [$0].

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, John Sinon and Geoffrey Clark, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the MAXISsm Nikkei 225 Index Fund’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(b)(1)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Precidian ETFs Trust

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel J. McCabe
Daniel J. McCabe
President and Principal Executive Officer
May 22, 2012

By:	/s/ Brent Arvidson
Brent Arvidson
Treasurer and Principal Financial Officer
May 22, 2012